Equity (Details) - Schedule of the Estimated Fair Values of the Warrants Measured - Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) - Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Expected dividend yield (in Dollars)
Minimum [Member]
Equity (Details) - Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)	$ 1.99	$ 6.98	$ 5
Expected term	5 years	5 years 6 months 18 days	5 years 6 months
Expected average volatility	84.00%	73.00%	70.00%
Risk-free interest rate	3.48%	1.26%	1.10%
Maximum [Member]
Equity (Details) - Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)	$ 7.02	$ 20.87	$ 10.56
Expected term	7 years	6 years 9 months	10 years
Expected average volatility	89.00%	79.00%	79.00%
Risk-free interest rate	4.83%	3.38%	1.51%